Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2021
Significant accounting judgments, estimates and assumptions
Significant accounting judgments, estimates and assumptions

3. Significant accounting judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities, and equity in the consolidated financial statements and the accompanying disclosures. Estimates and judgments are based on historical experience and other factors, including expectations of future events, and are continually evaluated. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgments

In the process of applying the Company’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Clinical trial expenses

As part of the process of preparing our financial statements, we are required to estimate our clinical trial expenses. Our clinical trial accrual process seeks to account for expenses resulting from our obligations under contracts with vendors, consultants and CROs and clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to us under such contracts. Our objective is to reflect the appropriate clinical trial expenses in our financial statements by matching the appropriate expenses with the period in which services and efforts are expended. We account for these expenses according to the progress of the trial as measured by subject progression and the timing of various aspects of the trial.

We determine accrual estimates based on estimates of the services received and efforts expended that take into account discussion with applicable personnel and outside service providers as to the progress or state of completion of trials. During the course of a clinical trial, we adjust our clinical expense recognition if actual results differ from our estimates. We make estimates of our accrued expenses and prepaid assets as of each balance sheet date in our financial statements based on the facts and circumstances known to us at that time. Our clinical trial accrual and prepaid assets are dependent, in part, upon the receipt of timely and accurate reporting from CROs and other third-party vendors. Although we do not expect our estimates to differ materially from amounts we actually incur, our understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in us reporting amounts that are too high or too low for any particular period.

Deferred tax assets

Deferred tax assets have not been recognized in respect of tax losses, because the Company has no history of generating taxable profits and at the statement of financial position date, there is no convincing evidence that sufficient taxable profit will be available against which the tax losses can be utilized.

In order to promote innovative technology development activities and investments in new technologies, a corporate income tax incentive has been introduced in Dutch tax law called the Innovation Box. Profits from self-developed qualifying intangible assets are effectively subject to a 7% income tax rate for 2020 and 9% income tax rate for 2021 and future years, instead of the general headline rate of 25% (25.8% as of 2022). Lava Therapeutics N.V. believes it qualifies for the Innovation Box and is in this respect currently in a process for obtaining advance certainty from the Dutch tax authorities.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, which have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

New standards, interpretations and amendments adopted by the Company

The Company adopted the following standards, interpretations, or amendments as of January 1, 2021, none of which had a significant impact on the Company’s financial statements:

●	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform (Phase 2).

The Company has not early adopted any standards, interpretations or amendments that have been issued, but are not yet effective. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective. There are no standards presently known that are not yet effective and that would be expected to have a material impact on the Company in current or future reporting periods and on foreseeable future transactions.